Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The (provision) benefit for income taxes for the years ended December 31, 2016, 2015, and 2014 consisted of the following (in millions):

	CEQP			CMLP
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Current:
Federal	$(3.2)	$(1.6)	$(5.0)	$—	$—	$—
State	(0.2)	(0.6)	(1.3)	0.2	(0.3)	(0.2)

Total current	(3.4)	(2.2)	(6.3)	0.2	(0.3)	(0.2)
Deferred:
Federal	3.0	2.9	5.3	—	—	—
State	0.1	0.7	(0.1)	(0.2)	0.3	(0.7)

Total deferred	3.1	3.6	5.2	(0.2)	0.3	(0.7)

(Provision) benefit for income taxes	$(0.3)	$1.4	$(1.1)	$—	$—	$(0.9)

Schedule of Deferred Tax Assets and Liabilities

Components of our deferred income taxes at December 31, 2016 and 2015 are as follows (in millions).

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Deferred tax asset:
Basis difference in stock of company	$0.2	$0.5	$—	$—

Total deferred tax asset	0.2	0.5	—	—

Deferred tax liability:
Basis difference in stock of acquired company	(5.5)	(8.9)	(0.7)	(0.4)

Total deferred tax liability	(5.5)	(8.9)	(0.7)	(0.4)

Net deferred tax liability	$(5.3)	$(8.4)	$(0.7)	$(0.4)